Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets

4. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Deferred commission costs	$4,602	$3,472
Prepaid taxes	1,962	—
Rebate receivable	766	—
Capitalized costs of in-vehicle devices owned by customers	595	436

	Year Ended December 31,
	2012	2011
Prepaid software license fees and support	382	177
Prepaid subscription service fees	425	689
Other	1,639	651

Total	$10,371	$5,425